Vessels, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2019	1,087,601,983	(252,449,580)	835,152,403
Additions	44,894,678	—	44,894,678
Impairment loss	(14,511,735)	10,654,428	(3,857,307)
Disposals	(6,500,000)	100,378	(6,399,622)
Depreciation for the year	—	(37,455,093)	(37,455,093)

Balance, December 31, 2020	1,111,484,926	(279,149,867)	832,335,059
Transfer from Advances for vessel under construction and acquisitions (Note 5)	30,366,897	—	30,366,897
Other additions	1,227,314	—	1,227,314
Impairment loss	(169,553,060)	124,936,846	(44,616,214)
Disposals	(8,100,000)	—	(8,100,000)
Transfer to Vessel held for sale	(12,250,000)	—	(12,250,000)
Spin-off of tankers (Note 1)	(80,500,000)	—	(80,500,000)
Depreciation for the year	—	(37,125,903)	(37,125,903)
Balance, December 31, 2021	872,676,077	(191,338,924)	681,337,153